Other Assets and Prepaid Expenses - Summary of Other Current Assets and Prepaid Expenses (Parenthetical) (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets [Line Items]
Tax credits	$ 23,866,000	$ 16,985,000
VAT credits [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Tax credits	10,833	3,093
Income Tax Credits [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Tax credits	7,394	7,835
Sales Tax Credits [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Tax credits	2,965	4,581
Other Tax Credits [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Tax credits	$ 2,674	$ 1,476